Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Share	Additional Paid-in Capital	Statutory Surplus	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (Loss)	Total CLPS Incorporation Shareholders’ Equity	Noncontrolling Interests	Total
Balance at Jun. 30, 2022	$ 2,244	$ 55,705,209	$ 5,071,876	$ 6,323,792	$ (550,248)	$ 66,552,873	$ 1,247,727	$ 67,800,600
Balance (in Shares) at Jun. 30, 2022	22,444,822
Cumulative effect of adoption of ASU 2016-13				(26,664)		(26,664)		(26,664)
Net income (loss) for the year				192,529		192,529	(26,964)	165,565
Appropriation of statutory reserve			284,952	(284,952)
Foreign currency translation income (loss)					(3,440,346)	(3,440,346)	(92,161)	(3,532,507)
Disposal of a subsidiary							6,283	6,283
Stock-based compensation		2,478,295				2,478,295		2,478,295
Exercise of share options and vesting of restricted shares	$ 121	(121)
Exercise of share options and vesting of restricted shares (in Shares)	1,205,300
Dividends paid to noncontrolling interests							(207,087)	(207,087)
Dividends paid to shareholders				(1,175,684)		(1,175,684)		(1,175,684)
Balance at Jun. 30, 2023	$ 2,365	58,183,383	5,356,828	5,029,021	(3,990,594)	64,581,003	927,798	65,508,801
Balance (in Shares) at Jun. 30, 2023	23,650,122
Net income (loss) for the year				(2,329,965)		(2,329,965)	482,655	(1,847,310)
Appropriation of statutory reserve			196,276	(196,276)
Foreign currency translation income (loss)					(355,308)	(355,308)	(78)	(355,386)
Stock-based compensation		3,168,016				3,168,016		3,168,016
Exercise of share options and vesting of restricted shares	$ 199	(199)
Exercise of share options and vesting of restricted shares (in Shares)	1,989,934
Dividends paid to shareholders				(2,554,508)		(2,554,508)		(2,554,508)
Balance at Jun. 30, 2024	$ 2,564	61,351,200	5,553,104	(51,728)	(4,345,902)	62,509,238	1,410,375	$ 63,919,613
Balance (in Shares) at Jun. 30, 2024	25,640,056							25,640,056
Net income (loss) for the year				(7,049,734)		(7,049,734)	623,170	$ (6,426,564)
Appropriation of statutory reserve			300,341	(300,341)
Foreign currency translation income (loss)					1,250,395	1,250,395	14,666	1,265,061
Stock-based compensation		2,467,911				2,467,911		2,467,911
Exercise of share options and vesting of restricted shares	$ 235	(235)
Exercise of share options and vesting of restricted shares (in Shares)	2,348,396
Dividends paid to shareholders		(3,641,025)				(3,641,025)		(3,641,025)
Balance at Jun. 30, 2025	$ 2,799	$ 60,177,851	$ 5,853,445	$ (7,401,803)	$ (3,095,507)	$ 55,536,785	$ 2,048,211	$ 57,584,996
Balance (in Shares) at Jun. 30, 2025	27,988,452							27,988,452